Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents [Abstract]
Disclosure Of detailed information about Cash and cash equivalents [Text Block]
	2017 RMB	2018 RMB
Cash on hand	21	30
Cash at bank	16,065	71,857
Cash held at a related party finance entity	61,715	740,733

Total	77,801	812,620